Investment In Navios Europe Inc. (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended							0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Navios Europe	Dec. 18, 2013 Navios Europe	Oct. 09, 2013 Navios Holdings	Oct. 09, 2013 Navios Acquisition	Oct. 09, 2013 Navios Partners	Dec. 18, 2013 Funded from Senior Loan $117,753	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners	Dec. 18, 2013 New Junior Loan
Business Acquisition [Line Items]
Ownership percentage					47.50%	47.50%	5.00%
Number of vessels acquired				10
Cash consideration								$ 127,753
Long Term Debt	1,250,270	1,154,448		10,000
Debt Instrument Face Amount				173,367
Loan fair value amount		71,929
Revolving loan facility to fund working capital requirements									24,100
Profit sharing arrangement										On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan and repayments of the Navios Revolving Loans) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans.
Estimated Maximum Potential Loss	10,995
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	4,893	4,750	4,750
Equity Method Investee Income	143
Portion of the Navios Revolving Loan	$ 6,102	$ 2,660	$ 5,491